Financial and Other Non-Current Liabilities - Summary of Due Dates of the Financial Liabilities (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Non-current conditional advances	€ 1,278,000	€ 1,825,000	€ 4,049,000
Current conditional advances	1,201,000	2,325,000	578,000
Supplier accounts payable and related payables	0
Not later than one year [member]
Disclosure of financial liabilities [line items]
Non-current financial rent debts	0	0	0
Current conditional advances	1,201,000	2,325,000	578,000
Current financial rent debts			12,000
Other current liabilities	12,506,000	15,751,000	14,692,000
Supplier accounts payable and related payables	28,567,000	16,941,000	13,720,000
Total financial liabilities	42,273,000	35,017,000	29,003,000
Later than one year and not later than five years [member]
Disclosure of financial liabilities [line items]
Non-current conditional advances	1,278,000	1,825,000	2,531,000
Non-current financial rent debts	0	0	0
Other non-current liabilities	3,991,000	8,421,000	10,370,000
Total financial liabilities	5,269,000	10,246,000	12,900,000
More than five years [member]
Disclosure of financial liabilities [line items]
Non-current conditional advances			1,518,000
Non-current financial rent debts	0	0	0
Other non-current liabilities	114,000	448,000	377,000
Total financial liabilities	114,000	448,000	1,895,000
Total, gross [member]
Disclosure of financial liabilities [line items]
Non-current conditional advances	1,278,000	1,825,000	4,049,000
Non-current financial rent debts	0	0	0
Other non-current liabilities	4,105,000	8,869,000	10,746,000
Current conditional advances	1,201,000	2,325,000	578,000
Current financial rent debts			12,000
Other current liabilities	12,506,000	15,751,000	14,692,000
Supplier accounts payable and related payables	28,567,000	16,941,000	13,720,000
Total financial liabilities	€ 47,657,000	€ 45,711,000	€ 43,798,000